Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of components of lease cost
	Year ended December 31,
	2022	2021
Operating lease cost	927,802	636,369
Short-term lease cost	467,726	673,119
Total lease cost	1,395,528	1,309,488

Schedule of operating leases
	Year ended December 31,
	2022	2021
Weighted-average remaining lease term (in years)	4.38	3.96
Weighted-average discount rate	6.5%	10.1%
Cash paid for amounts included in the measurement of operating lease liabilities	$795,852	$581,641

Schedule of future undiscounted cash flows of operating leases to the operating lease liabilities
Period range	As of December, 31 2022
0 – 1 years	1,174,592
1 – 2 years	1,240,071
2 – 3 years	1,017,122
3 – 4 years	622,184
4 – 5 years	402,709
After 5 year	302,032
Total undiscounted lease payments	4,758,710
Less: imputed interest	(522,766)
Total lease liabilities	4,235,944